TAXATION - Reconciliation of tax rate and effective tax rate (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Rate, Percent:
PRC Statutory Tax Rate, rate	25.00%	25.00%	25.00%	25.00%
Effect of preferential tax treatments inside the Chinese mainland, rate	(2.90%)	(2.90%)	(6.00%)	(10.00%)
Change in fair value of equity securities investments and exchangeable senior notes, rate			(2.00%)	3.00%
Other (Percent)	(0.80%)	(0.80%)	(3.00%)	(2.00%)
Foreign tax effects			1.00%	1.00%
Share-based payment awards, rate			2.00%	2.00%
Changes in valuation allowance, rate	0.10%	0.10%	(1.00%)	(5.00%)
Excess tax benefits related to R&D expense	(1.30%)	(1.30%)	(5.00%)	(6.00%)
Withholding tax on the earnings distributed and anticipated to be remitted from the Chinese mainland	1.40%	1.40%	4.00%	8.00%
Effective EIT rate (as a percent)	15.00%	15.00%	15.00%	16.00%
Income Tax Expense (Benefit), Amount:
PRC Statutory Tax Rate	¥ 9,712
Effect of preferential tax treatments inside the Chinese mainland	(1,133)
Other (Amount)	(300)
Changes in Valuation Allowances	36
Excess tax benefits related to R&D expense	(504)
Withholding tax on the earnings distributed and anticipated to be remitted from the Chinese mainland	558
Effective EIT rate (Amount)	¥ 5,815	$ 832	¥ 2,604	¥ 1,750
SINGAPORE
Income Tax Rate, Percent:
Change in fair value of equity securities investments and exchangeable senior notes, rate	(1.10%)	(1.10%)
Other (Percent)	0.50%	0.50%
Income Tax Expense (Benefit), Amount:
Change in fair value of equity securities investments and exchangeable senior notes	¥ (421)
Other (Amount)	¥ 193
CAYMAN ISLANDS
Income Tax Rate, Percent:
Change in fair value of equity securities investments and exchangeable senior notes, rate	(0.90%)	(0.90%)
Foreign tax effects	0.20%	0.20%
Share-based payment awards, rate	0.80%	0.80%
Income Tax Expense (Benefit), Amount:
Change in fair value of equity securities investments and exchangeable senior notes	¥ (337)
Foreign tax effects	68
Share-based payment awards	¥ 298
INDIA
Income Tax Rate, Percent:
Foreign tax effects	(4.40%)	(4.40%)
Income Tax Expense (Benefit), Amount:
Foreign tax effects	¥ (1,724)
Foreign Tax Jurisdiction, Other
Income Tax Rate, Percent:
Other foreign jurisdictions	(1.60%)	(1.60%)
Income Tax Expense (Benefit), Amount:
Other foreign jurisdictions	¥ (631)